SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Accounts Receivable Net
Accounts receivable - third parties	$ 261,354	$ 2,038,566	$ 451,333	$ 3,520,400	$ 3,822,612
Less: allowance for doubtful accounts	(115,258)	(899,014)	(109,699)	(855,652)	(297,107)
Accounts receivable, net	$ 146,096	$ 1,139,552	$ 341,634	$ 2,664,748	$ 3,525,505